Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Goodwill [Line Items]
Goodwill impairment charge	$ (864.1)	$ (4.1)
Gross goodwill at the beginning of the period	1,951.0	1,969.1
Adjustments		0.7
Foreign currency translation adjustment	(24.8)	(18.8)
Gross goodwill at the end of the period	1,062.1	1,951.0	$ 1,969.1
Accumulated impairment losses	(210.0)	(210.0)
Net goodwill at the end of the period	852.1	1,741.0
Gross carrying amounts	1,250.6	1,250.6
Accumulated impairment charges	(2.9)	(2.6)
Accumulated amortization	(215.2)	(147.2)
Foreign currency translation adjustment	(24.7)	(14.2)
Net carrying amounts	1,007.8	1,086.6
Amortization expense for the definite-lived intangible assets	68.4	69.3	64.2
Year one	66.4
Year two	66.4
Year three	66.4
Year four	66.4
Year five	66.4
Trade Names [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets, net of cumulative translation adjustment	5.9	6.0
Gross carrying amounts	6.0	6.0
Accumulated amortization	(1.0)	(0.7)
Net carrying amounts	$ 5.0	5.3
Trade Names [Member] | Weighted Average [Member]
Goodwill [Line Items]
Weighted average estimated useful life	14 years
Customer Relationships [Member]
Goodwill [Line Items]
Gross carrying amounts	$ 1,169.7	1,169.7
Accumulated impairment charges	(2.9)	(2.6)
Accumulated amortization	(191.8)	(128.4)
Foreign currency translation adjustment	(24.7)	(14.2)
Net carrying amounts	$ 950.3	1,024.5
Customer Relationships [Member] | Weighted Average [Member]
Goodwill [Line Items]
Weighted average estimated useful life	15 years
Supply Contracts [Member]
Goodwill [Line Items]
Gross carrying amounts	$ 42.6	42.6
Accumulated amortization	(6.3)	(4.1)
Net carrying amounts	$ 36.3	38.5
Supply Contracts [Member] | Weighted Average [Member]
Goodwill [Line Items]
Weighted average estimated useful life	17 years
Technology [Member]
Goodwill [Line Items]
Gross carrying amounts	$ 32.3	32.3
Accumulated amortization	(16.1)	(14.0)
Net carrying amounts	$ 16.2	18.3
Technology [Member] | Weighted Average [Member]
Goodwill [Line Items]
Weighted average estimated useful life	16 years
Compound, Mouldings and Siding Reporting Unit [Member] | Minimum [Member]
Goodwill [Line Items]
Percentage that estimated fair values exceeded carrying values for the reporting unit				10.00%
Compound and Siding Reporting Unit [Member] | Minimum [Member]
Goodwill [Line Items]
Percentage that estimated fair values exceeded carrying values for the reporting unit	10.00%
Chlor-Alkali and Derivatives Reporting Unit [Member] | Maximum [Member]
Goodwill [Line Items]
Percentage that estimated fair values exceeded carrying values for the reporting unit	10.00%
Chlorovinyls [Member]
Goodwill [Line Items]
Goodwill impairment charge	$ (864.1)	(4.1)
Gross goodwill at the beginning of the period	1,790.8	1,808.8
Adjustments		0.7
Foreign currency translation adjustment	(24.8)	(18.7)
Gross goodwill at the end of the period	901.9	1,790.8	1,808.8
Accumulated impairment losses	(59.6)	(59.6)
Net goodwill at the end of the period	842.3	1,731.2
Gross carrying amounts	1,205.8	1,205.8
Accumulated impairment charges	(2.9)	(2.6)
Accumulated amortization	(192.2)	(127.2)
Foreign currency translation adjustment	(24.6)	(14.2)
Net carrying amounts	986.1	1,061.8
Chlorovinyls [Member] | Trade Names [Member]
Goodwill [Line Items]
Gross carrying amounts	6.0	6.0
Accumulated amortization	(1.0)	(0.7)
Net carrying amounts	5.0	5.3
Chlorovinyls [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Gross carrying amounts	1,142.3	1,142.3
Accumulated impairment charges	(2.9)	(2.6)
Accumulated amortization	(182.9)	(121.1)
Foreign currency translation adjustment	(24.6)	(14.2)
Net carrying amounts	931.9	1,004.4
Chlorovinyls [Member] | Supply Contracts [Member]
Goodwill [Line Items]
Gross carrying amounts	42.6	42.6
Accumulated amortization	(6.3)	(4.1)
Net carrying amounts	36.3	38.5
Chlorovinyls [Member] | Technology [Member]
Goodwill [Line Items]
Gross carrying amounts	14.9	14.9
Accumulated amortization	(2.0)	(1.3)
Net carrying amounts	12.9	13.6
Building Products [Member]
Goodwill [Line Items]
Gross goodwill at the beginning of the period	160.2	160.3
Foreign currency translation adjustment		(0.1)
Gross goodwill at the end of the period	160.2	160.2	$ 160.3
Accumulated impairment losses	(150.4)	(150.4)
Net goodwill at the end of the period	9.8	9.8
Gross carrying amounts	44.8	44.8
Accumulated amortization	(23.0)	(20.0)
Foreign currency translation adjustment	(0.1)
Net carrying amounts	21.7	24.8
Building Products [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Gross carrying amounts	27.4	27.4
Accumulated amortization	(8.9)	(7.3)
Foreign currency translation adjustment	(0.1)
Net carrying amounts	18.4	20.1
Building Products [Member] | Technology [Member]
Goodwill [Line Items]
Gross carrying amounts	17.4	17.4
Accumulated amortization	(14.1)	(12.7)
Net carrying amounts	$ 3.3	$ 4.7